Organization and Principal Activities (Details)					12 Months Ended
		Apr. 16, 2024 USD ($)	Dec. 18, 2023 $ / shares shares	Nov. 09, 2022 shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 $ / shares	Mar. 31, 2023 $ / shares shares	Nov. 30, 2022
Organization and Principal Activities [Line Items]
Percentage of shares owned by reitar logtech group limited				100.00%
Percentage of shares owned by RCC				100.00%
Number of additional shares				10,000
Ordinary share, par value (in Dollars per share) | (per share)					$ 0.00000005	$ 0.00000005	$ 0.00000005
Ordinary shares issued					60,000,000		60,000,000
Authorized share capital changed to divided (in Dollars) | $		$ 50,000			$ 50,000
Ordinary share, shares authorized					1,000,000,000,000		1,000,000,000,000
Mr. Yiu [Member]
Organization and Principal Activities [Line Items]
Subsidiaries ownership percentage					50.00%
Mr. Chung [Member]
Organization and Principal Activities [Line Items]
Subsidiaries ownership percentage					50.00%
Common Stock [Member]
Organization and Principal Activities [Line Items]
Redesignated shares			20,000
Ordinary share, shares authorized					500,000,000
Business Combination [Member]
Organization and Principal Activities [Line Items]
Percentage of acquired equity interest					100.00%			100.00%
Mr. Yiu [Member]
Organization and Principal Activities [Line Items]
Share issued					1
Mr. Chung [Member]
Organization and Principal Activities [Line Items]
Share issued					1
Shares of the company					4,999
Reitar Capital Partners Limited [Member] | Business Combination [Member]
Organization and Principal Activities [Line Items]
Percentage of acquired equity interest				100.00%
Subsequent Event [Member]
Organization and Principal Activities [Line Items]
Share split ratio		1-to-2,000
Mr. Yiu [Member]
Organization and Principal Activities [Line Items]
Equity interest					50.00%
Mr. Chung [Member]
Organization and Principal Activities [Line Items]
Equity interest					50.00%
Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Redesignated shares			20,000
Ordinary share, par value (in Dollars per share) | (per share)	[1]				$ 0.00000005	0.00000005	$ 0.00000005
Ordinary shares issued	[1]				40,000,000		40,000,000
Ordinary share, shares authorized	[1]				900,000,000,000		900,000,000,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Ordinary share, par value (in Dollars per share) | $ / shares			$ 0.0001
Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Shares of the company			10,000
Ordinary share, par value (in Dollars per share) | (per share)	[1]				$ 0.00000005	$ 0.00000005	$ 0.00000005
Ordinary share, allotted			10,000
Ordinary shares issued	[1]				20,000,000		20,000,000
Ordinary share, shares authorized	[1]				100,000,000,000		100,000,000,000
Class B Ordinary Shares [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Ordinary share, par value (in Dollars per share) | $ / shares			$ 0.0001
Ordinary shares issued			10,000
Allotment [Member] | Mr. Yiu [Member]
Organization and Principal Activities [Line Items]
Shares of the company					4,999

[1]	Retrospectively restated for effect of share recapitalization (Note 1).